Investments in Financial Instruments	12 Months Ended
Dec. 31, 2025
Investments in Financial Instruments
Investments in Financial Instruments
9.	Investments in Financial Instruments

At December 31, 2025 and 2024, the Group had the following investments in financial instruments:

	2025		2024
Equity instruments measured at FVOCIL:
Open-Ended Fund (1)	Ps.	817,332	Ps.	784,769
Publicly traded equity instruments (2)		2,608,027		1,709,942
	Ps.	3,425,359	Ps.	2,494,711

(1)	The Group has an investment in an Open-Ended Fund that has as a primary objective to achieve capital appreciation by using a broad range of strategies through investments in securities, including without limitation stock, debt and other financial instruments, a principal portion of which are considered as Level 1 financial instruments, in telecom, media and other sectors across global markets, including Latin America and other emerging markets. Shares may be redeemed on a quarterly basis at the Net Asset Value (“NAV”) per share as of such redemption date. The fair value of this fund is determined by using the NAV per share. The NAV per share is calculated by determining the value of the fund assets, all of which are measured at fair value, and subtracting all of the fund liabilities and dividing the result by the total number of issued shares.
(2)	The fair value of publicly traded equity instruments is determined by using quoted market prices at the measurement date.

A roll forward of investments in financial assets at FVOCIL for the years ended December 31, 2025 and 2024 is presented as follows:

			Publicly Traded
	Open-Ended		Equity
	Fund (1)		Instruments		Total
At January 1, 2025	Ps.	784,769	Ps.	1,709,942	Ps.	2,494,711
Change in fair value in other comprehensive income		32,563		898,085		930,648
At December 31, 2025	Ps.	817,332	Ps.	2,608,027	Ps.	3,425,359

			Publicly Traded
	Open-Ended		Equity
	Fund (1)		Instruments		Total
At January 1, 2024	Ps.	674,451	Ps.	1,912,150	Ps.	2,586,601
Change in fair value in other comprehensive income (loss)		110,318		(202,208)		(91,890)
At December 31, 2024	Ps.	784,769	Ps.	1,709,942	Ps.	2,494,711

(1)	The foreign exchange gain or loss derived from the investment in the Open-Ended Fund for the years ended December 31, 2025 and 2024, respectively, was hedged by a foreign exchange loss or gain derived from Senior Notes of the Company designated as hedging instruments for the years ended December 31, 2025 and 2024, respectively, in the amount of Ps.116,529 and Ps.176,416, respectively (see Notes 14 and 23).

The maximum exposure to credit risk of investments in financial instruments as of December 31, 2025 and 2024, was the carrying amounts of the financial assets (see Note 4).